STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 2,401	$ 4,326
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance	11,659	11,468
Stock based compensation expense		161
Settled in iOx exchange	(11,659)
Balance		11,629
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance	16,928	7,977
Stock based compensation expense	2,401	4,165
Settled in iOx exchange
Balance	$ 19,329	$ 12,142